Definition of Terms in Fund Name	Jun. 18, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying equity securities.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which invests in common stocks with above-average dividend yields and the potential for long-term capital gains. Not limited to a certain “style,” Brookmont Capital Management (“Brookmont”) selects stocks they believe offer attractive valuations with below-market risk profiles.

Brookmont’s selection process is based on the following concepts:

Determine Economic Trends. Typically, the investment team at Brookmont meets to determine economic trends.

Sector Allocation. Sector allocations are determined based on input from investment team meetings.

Industry Allocation. Portfolio is diversified across sector, style and size allocations. Weightings are adjusted to desired percentages, if additional exposure is needed, the Brookmont research team selects names from their watchlist.

Determine Investable Universe. Rigorous fundamental research process begins with screening the investable universe for what Brookmont believes to be top quartile long-term return on invested capital (“ROIC”) drivers. ROIC is an accounting measure that gives investors direction on how efficiently companies are operating.

Evaluate Company Fundamentals. Analysts review company financials, quarterly and annual reports, and earnings call transcripts to understand the direction of each company.

Create Proprietary Model. Analysts then create a proprietary model for each company under review.

Final Selection. The Brookmont Dividend Score is applied to each company under review and the final selection is made.

While not a part of the Trust’s portfolio selection process, the Trust also invests in REITs, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investment, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.